Borrowings - Terminated Facilities (Details) NOK in Thousands, $ in Thousands													12 Months Ended
	Jun. 27, 2017 NOK	Jul. 25, 2016 USD ($) item	Apr. 05, 2016 USD ($)	Feb. 24, 2016 USD ($)	Dec. 29, 2015 USD ($)	Dec. 10, 2015 USD ($)	Sep. 04, 2015 USD ($)	Nov. 19, 2014 USD ($)	Oct. 09, 2014 USD ($)	May 14, 2014 USD ($) item	May 12, 2014 USD ($)	Apr. 01, 2014 USD ($) entity item	Dec. 31, 2017 USD ($)	Jun. 25, 2016 USD ($)	Jul. 01, 2015 entity	Apr. 24, 2015 USD ($)	Mar. 25, 2015 USD ($)	Dec. 10, 2014 USD ($)	Jun. 24, 2014 USD ($)	Jun. 10, 2014 USD ($)	Jun. 03, 2014 USD ($)	Oct. 31, 2013 USD ($)	Sep. 25, 2013 USD ($)	May 17, 2013 USD ($)	Jan. 18, 2012 USD ($) item	Dec. 23, 2011 USD ($) tranche item	Oct. 03, 2011 USD ($) tranche item	Mar. 31, 2008 USD ($)
Borrowings
Bank loans and bond repayments	NOK 424,360												$ 397,008
Danish Ship Finance A/S loan | GAS-one Ltd
Borrowings
Maximum loan agreement amount																												$ 174,033
Number of vessels on which the existing indebtedness is refinanced | item		8
Bank loans and bond repayments		$ 115,523
DNB Bank ASA, UBS AG, National Bank of Greece S.A., Commonwealth Bank of Australia and Skandinaviska Enskilda Banken AB (publ) loan | GAS-two Ltd
Borrowings
Bank loans and bond repayments		122,175
Term loan facility | GAS-two Ltd
Borrowings
Maximum loan agreement amount																								$ 110,000
Revolving credit facility | GAS-two Ltd
Borrowings
Maximum loan agreement amount																								$ 50,000
Nordea Bank Finland PLC, ABN Amro Bank N.V. and Citibank International PLC syndicated loan | GAS-five Ltd. and GAS-six Ltd.
Borrowings
Maximum loan agreement amount																											$ 277,000
Number of LNG vessels financed | item																											2
Number of tranches in loan agreement | tranche																											2
Nordea Bank Finland PLC, ABN Amro Bank N.V. and Citibank International PLC syndicated loan | GAS-five Ltd
Borrowings
Bank loans and bond repayments								$ 48,225
Prepayment of debt											$ 82,634
Nordea Bank Finland PLC, ABN Amro Bank N.V. and Citibank International PLC syndicated loan | GAS-six Ltd
Borrowings
Bank loans and bond repayments		116,096
Credit Suisse AG | GAS-seven Ltd
Borrowings
Maximum loan agreement amount																									$ 144,000
Bank loans and bond repayments		124,000
Number of new building vessels financed | item																									1
DnB Bank ASA, Commonwealth Bank of Australia, Danish Ship Finance A/S, ING Bank N.V. and Skandinaviska Enskilda Banken AB (publ) | GAS-eight Ltd., GAS-nine Ltd. and GAS-ten Ltd
Borrowings
Bank loans and bond repayments		398,780
Number of tranches in loan agreement | tranche																										3
Number of new building vessels financed | item																										3
DnB Bank ASA, Commonwealth Bank of Australia, Danish Ship Finance A/S, ING Bank N.V. and Skandinaviska Enskilda Banken AB (publ) | GAS-eight Ltd
Borrowings
Drawn amount																			$ 143,000
DnB Bank ASA, Commonwealth Bank of Australia, Danish Ship Finance A/S, ING Bank N.V. and Skandinaviska Enskilda Banken AB (publ) | GAS-nine Ltd
Borrowings
Drawn amount																		$ 146,000
DnB Bank ASA, Commonwealth Bank of Australia, Danish Ship Finance A/S, ING Bank N.V. and Skandinaviska Enskilda Banken AB (publ) | GAS-ten Ltd
Borrowings
Drawn amount																$ 146,000
Senior secured credit facility - DnB Bank ASA, Commonwealth Bank of Australia, Danish Ship Finance A/S, ING Bank N.V. and Skandinaviska Enskilda Banken AB (publ) | GAS-eight Ltd., GAS-nine Ltd. and GAS-ten Ltd
Borrowings
Maximum loan agreement amount																										$ 435,000
Citibank N.A., London Branch, Citibank International Plc. and DVB America N.V., term loan facility | GAS-fifteen Ltd
Borrowings
Maximum loan agreement amount																							$ 100,000
Bank loans and bond repayments		83,325
Amount transferred between lenders																						$ 50,000
Citibank, N. A. London Branch | GAS-eighteen Ltd
Borrowings
Bank loans and bond repayments			$ 108,500
Citibank, N. A. London Branch | GAS-sixteen Ltd., GAS-seventeen Ltd. and GAS-eighteen Ltd.
Borrowings
Maximum loan agreement amount												$ 325,500
Number of LNG vessels financed | item												3
Facility term												2 years
Citibank, N. A. London Branch | GAS-sixteen Ltd. and GAS-seventeen Ltd.
Borrowings
Bank loans and bond repayments								$ 192,000
Prepayment of debt									$ 25,000
Number of entities acquired | entity												2
Debt assumed from acquired entities												$ 217,000
Citibank, N. A. London Branch | GAS-nineteen Ltd, GAS-twenty Ltd and GAS-twenty one Ltd
Borrowings
Maximum loan agreement amount										$ 325,500
Bank loans and bond repayments			305,500
Number of LNG vessels financed | item										3
Drawn amount																			$ 108,500	$ 108,500	$ 108,500
Facility term										2 years
Number of entities acquired | entity															3
Debt assumed from acquired entities														$ 325,500
Citibank, N. A. London Branch | GAS-nineteen Ltd
Borrowings
Prepayment of debt							$ 10,000
Citibank, N. A. London Branch | GAS-twenty Ltd
Borrowings
Prepayment of debt						$ 5,000
Citibank, N. A. London Branch | GAS-twenty one Ltd
Borrowings
Prepayment of debt					$ 5,000
Senior secured term loan facility | GAS-twenty six Ltd. and GAS-twenty seven Ltd
Borrowings
Maximum loan agreement amount																	$ 325,000
Bank loans and bond repayments			162,500
Prepayment of debt				$ 162,500
Subordinated term loan facility | GAS-twenty six Ltd. and GAS-twenty seven Ltd
Borrowings
Maximum loan agreement amount																	$ 135,000
Bank loans and bond repayments			$ 67,500
Prepayment of debt				$ 67,500
Maximum | Danish Ship Finance A/S loan | GAS-one Ltd
Borrowings
Maximum amount of refinancing of the outstanding debt		$ 1,050,000